SUPPLEMENT DATED MARCH 20, 2020

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, CLASS I AND CLASS P SHARES

DATED MAY 1, 2019

This supplement revises the Pacific Select Fund Class D, Class I and Class P Shares prospectus dated May 1, 2019, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. This supplement applies to the Developing Growth Portfolio (the “Fund”) only. The changes within this supplement are effective May 1, 2020. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pursuant to approval by the Board of Trustees of Pacific Select Fund, including a majority of the independent trustees, at a meeting held on March 18, 2020, MFS Investment Management (“MFS”) will become the sub-adviser of the Developing Growth Portfolio effective May 1, 2020, replacing Lord, Abbett & Co. LLC (“Lord Abbett”). In addition, the Board of Trustees approved a name change for the Fund from Developing Growth Portfolio to Small-Cap Growth Portfolio effective May 1, 2020.

In order to facilitate these changes, a portion of the Fund’s holdings may be sold, and new investments purchased in accordance with recommendations by MFS. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may begin this transitioning prior to May 1, 2020. In connection with the sub-adviser change, certain principal investment strategies of the Fund will change as described below.

Effective May 1, 2020, all references and information regarding Lord Abbett will be deleted, and all references to “Developing Growth Portfolio” will be replaced with “Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio).”

Disclosure Changes to the Fund Summaries section

The disclosure in the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the Fund’s current benchmark index, the Russell 2000 Growth Index. As of December 31, 2018, the market capitalization range of the Russell 2000 Growth Index was approximately $34.7 million to $6.3 billion. As of December 31, 2018, the weighted average market capitalization of the Fund was approximately $3.6 billion.

The sub-adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The Fund may invest in equity securities of foreign companies.

Sector allocations are determined based on the sub-adviser’s assessment of investment opportunities and/or market conditions.

The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub-adviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate issuers may also be considered.

In the Principal Risks subsection, Emerging Markets Risk will be deleted, and the following risk will be added alphabetically:

•         Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

In the Performance subsection, the second paragraph will be deleted and replaced with the following:

MFS Investment Management began managing the Fund on May 1, 2020 and some investment policies changed at that time. Other firms managed the Fund before that date.

In the Management subsection, the Sub-Adviser information will be deleted and replaced with the following:

Sub-Adviser – MFS Investment Management. The primary person responsible for day-to-day management of the Fund is:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Michael Grossman, Investment Officer and Portfolio Manager	Since 2020

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

The disclosure in the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the Fund’s current benchmark index, the Russell 2000 Growth Index. As of December 31, 2018,

the market capitalization range of the Russell 2000 Growth Index was approximately $34.7 million to $6.3 billion. As of December 31, 2018, the weighted average market capitalization of the Fund was approximately $3.6 billion.

The sub-adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The Fund may invest in equity securities of foreign companies.

The sub-adviser normally invests its assets across different industries and sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single industry or sector. Sector allocations are determined based on the sub-adviser’s assessment of investment opportunities and/or market conditions.

The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub-adviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

The following risk will be deleted from the Principal Risks subsection:

•            Emerging Markets Risk

In addition, the following risk will be added alphabetically to the Principal Risks subsection:

•            Currency Risk

Disclosure Changes to the Additional Information About Fund Performance section

In the Name Changes by Fund subsection, information regarding the Developing Growth Portfolio will be deleted and replaced with the following:

Small-Cap Growth Portfolio:  Effective May 1, 2020, the Fund changed its name from “Developing Growth Portfolio” and some of its investment policies changed at that time. Prior to October 31, 2016, the Fund was named “Small-Cap Growth Portfolio.”

Disclosure Changes to the About Management section

In the table for Massachusetts Financial Services Company, doing business as MFS Investment Management, the following subsection is added after Growth Portfolio:

SMALL-CAP GROWTH PORTFOLIO (formerly named Developing Growth Portfolio)
Michael Grossman

Mr. Grossman joined MFS in 2005 and has been a Portfolio Manager of MFS since December 2013. He began his investment career in 1999 and has a BA from the University of Pennsylvania and an MBA from Boston College.

Form No. 15-50418-00

    PSFSUP0320

SUPPLEMENT DATED MARCH 20, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, I and P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus.  This supplement applies to the Inflation Strategy Portfolio and the Currency Strategies Portfolio.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF THE INFLATION STRATEGY PORTFOLIO

At a meeting held on March 18, 2020, the Board of Trustees of Pacific Select Fund (the “Board”) approved a plan of liquidation (the “Plan”) for the Inflation Strategy Portfolio (the “Fund”), a series of Pacific Select Fund (the “Trust”), and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund.  The liquidation of the Fund (the “Liquidation”) will occur only if the Plan is approved by the contract owners.  If approved, the Liquidation of the Fund is expected to occur on or about April 30, 2020, or such other date as an officer of the Trust shall determine (the “Liquidation Date”).

In order to convert all portfolio securities of the Fund to cash or cash equivalents in preparation for the Liquidation, the Fund is expected to deviate from its investment goal and investment strategies until it is liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Fund in anticipation of its liquidation and these investments will not perform in the same manner as investments held by the Fund under normal circumstances.

Any assets that remain in the Fund on the Liquidation Date will be automatically reinvested in Service Class shares of the Fidelity® Variable Insurance Products Government Money Market Portfolio (the “Fidelity VIP Government Money Market Fund”) in accordance with instructions from the insurance companies that sponsor the variable life insurance policies and variable annuity contracts for which the Fund serves as an investment option.  Please refer to the Fidelity VIP Government Money Market Fund’s prospectus and Statement of Additional Information, both dated April 30, 2019, the Statement of Additional Information as supplemented, for information about the Fidelity VIP Government Money Market Fund.

Plan of Liquidation. Pursuant to the Plan, on the Liquidation Date the Fund will distribute to its shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Fund in complete cancellation and redemption of all of the outstanding shares of the Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Fund on the Fund’s books.

1

Purchases and Transfers into the Fund.  Purchases and transfers into the Fund will not be accepted effective April 1, 2020 for new or existing owners of variable life insurance policies.  Purchases and transfers into the Fund will not be accepted effective April 1, 2020 for new owners of variable annuity contracts.  Existing owners of variable annuity contracts that are invested in the Fund may make purchases or transfers into the Fund until the Liquidation Date.

Transfers out of the Fund. Contract owners may transfer out of the Fund into any other investment option available under their respective contracts at any time prior to the Liquidation Date. Transfers out of the Fund within 30 days prior to the Liquidation Date and transfers out of the Fidelity VIP Government Money Market Fund within 30 days after the Liquidation Date will not count as a transfer for purposes of transfer limitations under the policies or contracts.  Please see the Trust’s Prospectus for information about other funds available for investment that are offered by the Trust.  Please see your product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Liquidation Date, and other investment options available under your policy or contract.

Disclosure Changes. Assuming the Liquidation of the Fund occurs, all references to and related to the Fund and its sub-adviser, Barings LLC, in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date.  Apart from the proxy materials, no further notification regarding the liquidation of this Fund will be sent, unless circumstances change from those described above.

NOTICE OF LIQUIDATION OF THE CURRENCY STRATEGIES PORTFOLIO

At a meeting held on March 18, 2020, the Board of Trustees of Pacific Select Fund (the “Board”) approved a plan of liquidation (the “Plan”) for the Currency Strategies Portfolio (the “Fund”), a series of Pacific Select Fund (the “Trust”), and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund.  The liquidation of the Fund (the “Liquidation”) will occur only if the Plan is approved by the contract owners.  If approved, the Liquidation of the Fund is expected to occur on or about April 30, 2020, or such other date as an officer of the Trust shall determine (the “Liquidation Date”).

In order to convert all portfolio securities of the Fund to cash or cash equivalents in preparation for the Liquidation, the Fund is expected to deviate from its investment goal and investment strategies until it is liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Fund in anticipation of its liquidation and these investments will not perform in the same manner as investments held by the Fund under normal circumstances.

Any assets that remain in the Fund on the Liquidation Date will be automatically reinvested in Service Class shares of the Fidelity® Variable Insurance Products Government Money Market Portfolio (the “Fidelity VIP Government Money Market Fund”) in accordance with instructions from the insurance companies that sponsor the variable life insurance policies and variable annuity contracts for which the Fund serves as an investment option.  Please refer to the Fidelity VIP Government Money Market Fund’s prospectus and Statement of Additional Information, both

2

dated April 30, 2019, the Statement of Additional Information as supplemented, for information about the Fidelity VIP Government Money Market Fund.

Plan of Liquidation. Pursuant to the Plan, on the Liquidation Date the Fund will distribute to its shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Fund in complete cancellation and redemption of all of the outstanding shares of the Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Fund on the Fund’s books.

Purchases and Transfers into the Fund.  Purchases and transfers into the Fund will not be accepted effective April 1, 2020 for new or existing owners of variable life insurance policies.  Purchases and transfers into the Fund will not be accepted effective April 1, 2020 for new owners of variable annuity contracts.  Existing owners of variable annuity contracts that are invested in the Fund may make purchases or transfers into the Fund until the Liquidation Date.

Transfers out of the Fund. Contract owners may transfer out of the Fund into any other investment option available under their respective contracts at any time prior to the Liquidation Date. Transfers out of the Fund within 30 days prior to the Liquidation Date and transfers out of the Fidelity VIP Government Money Market Fund within 30 days after the Liquidation Date will not count as a transfer for purposes of transfer limitations under the policies or contracts.  Please see the Trust’s Prospectus for information about other funds available for investment that are offered by the Trust.  Please see your product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Liquidation Date, and other investment options available under your policy or contract.

Disclosure Changes. Assuming the Liquidation of the Fund occurs, all references to and related to the Fund and its co-sub-advisers, UBS Asset Management (Americas) Inc. and Neuberger Berman Investment Advisers LLC, in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date.  Apart from the proxy materials, no further notification regarding the liquidation of this Fund will be sent, unless circumstances change from those described above.

Form No. PSFLSUP0320

 15-50419-00

3

SUPPLEMENT DATED MARCH 20, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR THE SMALL-CAP GROWTH PORTFOLIO

CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for the Small-Cap Growth Portfolio Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF THE SMALL-CAP GROWTH PORTFOLIO

At a meeting held on March 18, 2020, the Board of Trustees of Pacific Select Fund approved a plan of liquidation (the “Plan”) for the Small-Cap Growth Portfolio (the “Fund”), a series of Pacific Select Fund (the “Trust”).  The liquidation of the Fund is expected to occur on or about March 30, 2020, or such other date as an officer of the Trust shall determine (the “Liquidation Date”).

In order to convert all portfolio securities of the Fund to cash or cash equivalents in preparation for the liquidation, the Fund is expected to deviate from its investment goal and investment strategies until it is liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Fund in anticipation of its liquidation and these investments will not perform in the same manner as investments held by the Fund under normal circumstances.

Plan of Liquidation. Pursuant to the Plan, on the Liquidation Date the Fund will distribute to its shareholders of record (certain funds of funds of the Trust), as of the close of business on the Liquidation Date, all of the remaining assets of the Fund in complete cancellation and redemption of all of the outstanding shares of the Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Fund on the Fund’s books.

Disclosure Changes. All references to and related to the Fund and its sub-adviser, Rothschild & Co Asset Management US Inc., in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date.  No further notification regarding the liquidation of this Fund will be provided, unless circumstances change from those described above.

SUPPLEMENT DATED MARCH 20, 2020

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 19, 2019 FOR THE

INTERNATIONAL EQUITY INCOME PORTFOLIO

AND DATED MAY 1, 2019 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated December 19, 2019 for the International Equity Income Portfolio and dated May 1, 2019 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Pursuant to approval by the Board of Trustees of Pacific Select Fund, including a majority of the independent trustees, at a meeting held on March 18, 2020, MFS Investment Management (“MFS”) will become the sub-adviser of the Developing Growth Portfolio effective May 1, 2020, replacing Lord, Abbett & Co. LLC (“Lord Abbett”). In addition, the Board of Trustees approved a name change for the Fund from Developing Growth Portfolio to Small-Cap Growth Portfolio effective May 1, 2020.

As a result of these changes, all references and information regarding Lord Abbett will be deleted and all references to “Developing Growth Portfolio” will be replaced with “Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio).”

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

Effective May 1, 2020, the Developing Growth Portfolio section is deleted and replaced with the following:

Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio)

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: high-quality money market instruments; mortgage-related and asset-backed securities; convertible securities; repurchase agreements and reverse repurchase agreements; U.S. government securities and securities of U.S. government agencies or instrumentalities; U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; forward commitment agreements; warrants and rights; when-issued securities; IPOs; and illiquid and restricted securities. The Fund may also invest up to 10% of its assets collectively in: U.S. dollar-denominated corporate debt securities of domestic issuers; U.S. dollar denominated debt securities of foreign issuers; and debt securities of foreign issuers denominated in foreign currencies that are rated investment grade, or if unrated, are of comparable quality as determined by the sub-adviser. For more information on debt ratings, see Appendix A. The Fund may also invest in ETFs, or enter into futures or options contracts to provide equity exposure.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

The following is added after Cybersecurity Risk:

Natural Disasters Risk

Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020.  COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of an outbreak may be short term or may last for an extended period of time.

INFORMATION ABOUT THE MANAGERS

Effective May 1, 2020, in the Other Accounts Managed section, under MFS’s portion of the table, the following will be added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
MFS
Michael Grossman[2]
Registered Investment Companies	4	$3,459,595,378	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

2 Other Accounts Managed information as of December 31, 2019.